CONCENTRATION (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Risks and Uncertainties [Line Items]
Total investments at fair value	$ 546,487,936	$ 478,657,680
Brinker common stock fund
EBP, Risks and Uncertainties [Line Items]
Total investments at fair value	$ 43,929,678	$ 45,073,681
Concentration of investment at fair value to total investments, percentage	8.00%	9.40%